Equity Incentive Plan - Summary of Stock Option Plan Activity (Detail) - 2010 Plan [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant, additional shares authorized	126,582
Options available for grant,granted	(937,484)
Options available for grant,cancelled and forfeited	366,899
Options available for grant balance as of December 31, 2018	195,439	639,442
Number of options, Granted	937,484
Number of options,Exercised	(124,118)
Number of options, Cancelled and forfeited	(366,899)
Number of options outstanding balance as of December 31, 2018	3,757,457	3,310,990
Vested and expected to vest as of December 31, 2019	3,603,449
Exercisable as of December 31, 2019	1,361,219
Weighted average exercise price, granted	$ 5.62
Weighted average exercise price, exercised	2.92
Weighted average exercise price,cancelled and forfeited	3.24
Weighted average exercise price balance as of December 31, 2018	3.95	$ 3.36
Weighted average exercise price vested and expected to vest as of December 31, 2019	3.95
Weighted average exercise price exercisable as of December 31, 2019	$ 1.34
Weighted average remaining contractual term	7 years 9 months 21 days	8 years 1 month 28 days
Weighted Average Remaining Contractual term, vested and expected to vest at end of period	7 years 9 months 3 days
Weighted Average Remaining Contractual term, exercisable at end of period	6 years 1 month 28 days
Aggregate intrinsic value	$ 8,618	$ 2,490
Aggregate intrinsic value, options vested and expected to vest-December 31, 2019	8,396
Aggregate intrinsic value, options exercisable-December 31, 2019	$ 4,697